Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,162)	$ (2,686)	$ (9,445)	$ (9,468)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation	33	155	284	251
Stock based compensation	500	348	1,664	1,638
Loss from exchange differences on cash and cash equivalents	21	4	(159)	269
Interest and exchange differences from operating lease liability	(17)	(9)		(49)
Severance pay asset and liability		54	50	(8)
Interest income in respect of deposits	(132)	42	(49)	(34)
CHANGES IN OPERATING ASSET AND LIABILITY ITEMS:
Decrease (increase) in accounts receivable	1,249	(1)	(1,312)	(52)
Increase in inventory	(100)	(63)	126	(463)
Decrease in operating lease liability	(114)	(48)	(391)	(233)
Decrease in ROU asset	109	44	381	261
Increase in current and non-current other assets	(130)	(283)	(247)	162
Increase in account payables	112	68	(10)	194
Decrease in contract fulfillment assets	60	60	239	180
Decrease in current and non-current contract liabilities	(75)	(228)	(1,322)	1,224
Increase (decrease) in accrued compensation expenses	353	(63)	181	10
Decrease in related parties	(2)	(50)	(17)	19
Increase in current and non-current other liabilities	65	182	18	4
Net cash flows used in operating activities	(1,230)	(2,474)	(10,009)	(6,095)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(22)	(15)	(113)	(118)
Withdrawal of short terms deposits		3,000	21,500	14,500
Investment in short term deposits		(15,000)	(26,500)	(6,500)
Net cash flows used in investing activities	(22)	(12,015)	(5,113)	7,882
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants (issuance expenses)		13,977	13,809
Net cash flows provided (used in) by financing activities		13,977	13,809
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(1,252)	(512)	(1,313)	1,787
BALANCE OF CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	8,945	10,099	10,099	8,581
PROFIT (LOSS) FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(21)	(4)	159	(269)
BALANCE OF CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT THE END OF THE PERIOD	7,672	9,583	8,945	10,099
Non cash activities
Right-of-use assets obtained in exchange for operating lease liabilities	87	83	1,506	155
Termination of right-of-use assets in exchange for cancellation of operating lease obligations	$ (31)		$ (52)